INTERIM CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions		Jun. 30, 2021	Dec. 31, 2020
Non-current assets
Property and equipment		$ 7,236	$ 6,879
Intangible assets		4,230	4,152
Investments and derivatives		369	305
Deferred tax assets		213	186
Other assets		206	179
Total non-current assets		12,254	11,701
Current assets
Inventories		123	111
Trade and other receivables		690	572
Investments and derivatives	[1]	68	90
Current income tax assets		60	73
Other assets		366	335
Cash and cash equivalents	[1]	1,192	1,669
Total current assets		2,499	2,850
Total assets		14,753	14,551
Equity
Equity attributable to equity owners of the parent		401	163
Non-controlling interests		825	850
Total equity		1,226	1,013
Non-current liabilities
Debt and derivatives		8,717	8,832
Provisions		149	141
Deferred tax liabilities		153	127
Other liabilities		31	28
Total non-current liabilities		9,050	9,128
Current liabilities
Trade and other payables	[1]	1,967	1,946
Debt and derivatives	[1]	1,216	1,255
Provisions		152	151
Current income tax payables		207	175
Dividend payable		44	0
Other liabilities		891	883
Total current liabilities		4,477	4,410
Total equity and liabilities		$ 14,753	$ 14,551

[1]	Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 14 for further details.